Cash and balances with central bank	12 Months Ended
Dec. 31, 2023
Cash and balances with central bank [abstract]
Cash and balances with central bank	2 Cash and balances with central banks

Cash and balances with central banks
in EUR million	2023	2022
Amounts held at central banks [1]	88,627	85,934
Cash and bank balances	1,587	1,681
	90,214	87,614
1 Amounts held at central banks include an amount of EUR -5 million (2022: EUR -12 million) of Loan loss provisions.
Amounts held at central banks reflect on demand balances. The movement reflects ING’s active liquidity management.
Reference is made to Note 39 'Transfer of financial assets, assets pledged and received as collateral' for restrictions on amounts held at central banks.